UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22632

Exact name of registrant as specified in charter:	Prudential Short Duration High Yield Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	5/31/2018

Date of reporting period:	8/31/2017

Item 1. Schedule of Investments

Prudential Short Duration High Yield Fund, Inc.

Schedule of Investments

as of August 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 128.0%
BANK LOANS — 7.2%
Aerospace & Defense — 0.2%
DAE Aviation Holdings, Inc., 3 Month LIBOR + 3.750%	5.064	%(c)	07/07/22	900	$904,500

Chemicals — 0.3%
MacDermid, Inc., 1 Month LIBOR + 3.500%	4.739	%(c)	06/07/20	1,419	1,428,796

Commercial Services — 0.7%
Laureate Education, Inc., 1 Month LIBOR + 4.500%	5.739	%(c)	04/26/24	3,934	3,939,878

Food — 0.6%
CEC Entertainment, Inc., 1 Month LIBOR + 3.000%	4.239	%(c)	02/12/21	3,230	3,210,201

Lodging — 0.2%
Golden Nugget, Inc., 1 Month LIBOR + 3.500%	4.740	%(c)	11/21/19	276	277,787
Golden Nugget, Inc., 1 Month LIBOR + 3.500%	4.740	%(c)	11/21/19	644	648,170

					925,957

Media — 0.3%
LSC Communications, Inc., 3 Month LIBOR + 6.000%^	7.239	%(c)	09/30/22	1,626	1,630,215

Non-Captive Finance — 0.4%
Exela Intermediate LLC, 3 Month LIBOR + 7.500%	8.804	%(c)	07/12/23	2,000	1,975,000

Packaging & Containers — 0.2%
Coveris Holdings SA (Luxembourg), 3 Month LIBOR + 4.250%	5.546	%(c)	06/29/22	1,386	1,385,209

Retail — 0.7%
Academy Ltd., 1-3 Month LIBOR + 4.000%	5.218	%(c)	07/01/22	845	561,968
Rite Aid Corp., 1 Month LIBOR + 3.875%	5.115	%(c)	06/21/21	1,700	1,706,021
Sally Holdings LLC^	4.500%		07/05/24	1,575	1,567,125

					3,835,114

Software — 1.1%
BMC Software Finance, Inc., 3 Month LIBOR + 4.000%	5.296	%(c)	09/12/22	3,568	3,583,789
Symantec Corp., 2 Month LIBOR + 1.750%	2.980	%(c)	08/01/21	2,564	2,556,090

					6,139,879

Technology — 1.4%
Dell International LLC, 1 Month LIBOR + 2.000%	3.240	%(c)	12/31/18	4,500	4,504,018
Evergreen Skills SARL, 1 Month LIBOR + 4.750%	5.989	%(c)	04/28/21	1,900	1,763,438
Informatica Corp., 3 Month LIBOR + 3.500%	4.796	%(c)	08/05/22	1,746	1,747,357

					8,014,813

Telecommunications — 0.6%
Frontier Communications Corp., 1 Month LIBOR + 3.750%	4.990	%(c)	06/15/24	3,725	3,542,244

Wireless — 0.5%
Digicel International Finance Ltd., 3 Month LIBOR + 3.750%	5.070	%(c)	05/27/24	2,400	2,421,499
Xplornet Communications, Inc. (Canada), 3 Month LIBOR + 6.000%	7.296	%(c)	09/09/21	574	577,140

					2,998,639

TOTAL BANK LOANS (cost $39,704,003)					39,930,445

CORPORATE BONDS — 120.8%
Auto Manufacturers — 0.3%
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%	11/15/19	1,600	1,644,000

Auto Parts & Equipment — 1.5%
American Axle & Manufacturing, Inc., Gtd. Notes	5.125%	02/15/19	1,415	1,418,537
American Axle & Manufacturing, Inc., Gtd. Notes(aa)	7.750%	11/15/19	3,020	3,318,225
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, Cash coupon 4.125% or PIK 4.875%, 144A	4.125%	09/15/21	2,200	2,230,250
Meritor, Inc., Gtd. Notes	6.750%	06/15/21	1,200	1,239,000

				8,206,012

Banks — 0.8%
CIT Group, Inc., Sr. Unsec’d. Notes(aa)	5.000%	08/15/22	4,175	4,519,020

Beverages — 0.2%
Cott Beverages, Inc. (Canada), Gtd. Notes	5.375%	07/01/22	1,300	1,350,375

Building Materials — 1.3%
Cemex Finance LLC (Mexico), First Lien	9.375%	10/12/22	750	789,750
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%	10/12/22	2,000	2,106,000
Griffon Corp., Gtd. Notes	5.250%	03/01/22	1,708	1,744,295
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.125%	02/15/21	675	698,625
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	8.500%	04/15/22	1,750	1,973,125

				7,311,795

Chemicals — 4.9%
A. Schulman, Inc., Gtd. Notes	6.875%	06/01/23	1,250	1,290,625
Ashland LLC, Gtd. Notes	4.750%	08/15/22	1,650	1,722,188
CF Industries, Inc., Gtd. Notes(aa)	7.125%	05/01/20	3,970	4,376,925
Chemours Co. (The), Gtd. Notes(aa)	6.625%	05/15/23	2,780	2,950,275
Eco Services Operations LLC/Eco Finance Corp., Sr. Unsec’d. Notes, 144A	8.500%	11/01/22	555	579,975
Hexion, Inc., Sr. Sec’d. Notes, 144A(aa)	10.375%	02/01/22	1,285	1,252,875
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(aa)	4.875%	06/01/24	4,350	4,350,000
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	10.375%	05/01/21	475	520,719
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A(aa)	8.250%	01/15/21	4,770	4,954,837
Tronox Finance LLC, Gtd. Notes	6.375%	08/15/20	2,440	2,479,650
W.R. Grace & Co., Gtd. Notes, 144A	5.125%	10/01/21	2,540	2,762,250

				27,240,319

Coal — 1.3%
CONSOL Energy, Inc., Gtd. Notes(aa)	5.875%	04/15/22	5,008	5,008,000
CONSOL Energy, Inc., Gtd. Notes	8.000%	04/01/23	814	858,770
Peabody Energy Corp., Sr. Sec’d. Notes, 144A	6.000%	03/31/22	1,050	1,076,250

				6,943,020

Commercial Services — 2.2%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Gtd. Notes, 144A(aa)	6.375%	08/01/23	4,925	5,164,847
Nielsen Co. Luxembourg SARL (The), Gtd. Notes, 144A	5.500%	10/01/21	2,215	2,275,913
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	4.500%	10/01/20	325	329,875
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	1,500	1,552,500
Service Corp. International, Sr. Unsec’d. Notes(aa)	7.625%	10/01/18	2,603	2,752,672

				12,075,807

Computers — 3.2%
Dell International LLC/EMC Corp., Gtd. Notes, 144A(aa)	5.875%	06/15/21	5,150	5,399,517
NCR Corp., Gtd. Notes	4.625%	02/15/21	1,075	1,089,781
NCR Corp., Gtd. Notes	5.000%	07/15/22	1,457	1,486,140
NCR Corp., Gtd. Notes(aa)	5.875%	12/15/21	2,685	2,789,044
NCR Corp., Gtd. Notes	6.375%	12/15/23	1,850	1,977,188
Western Digital Corp., Gtd. Notes	10.500%	04/01/24	1,694	2,011,625
Western Digital Corp., Sr. Sec’d. Notes, 144A(aa)	7.375%	04/01/23	2,850	3,124,312

				17,877,607

Diversified Financial Services — 3.2%
Alliance Data Systems Corp., Gtd. Notes, 144A	5.375%	08/01/22	1,855	1,896,737
Alliance Data Systems Corp., Gtd. Notes, 144A	6.375%	04/01/20	2,500	2,528,125
Ally Financial, Inc., Sub. Notes(aa)	8.000%	12/31/18	2,975	3,183,250
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250%	08/15/21	850	907,375
Navient Corp., Sr. Unsec’d. Notes(aa)	6.500%	06/15/22	4,965	5,244,281
Navient Corp., Sr. Unsec’d. Notes	6.625%	07/26/21	525	559,781
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	425	469,094
OneMain Financial Holdings LLC, Gtd. Notes, 144A(aa)	6.750%	12/15/19	2,575	2,687,656
VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750%	06/15/22	325	337,188

				17,813,487

Electric — 4.6%
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21	1,250	1,415,625
DPL, Inc., Sr. Unsec’d. Notes(aa)	6.750%	10/01/19	3,160	3,310,100
DPL, Inc., Sr. Unsec’d. Notes(aa)	7.250%	10/15/21	2,325	2,528,437
Dynegy, Inc., Gtd. Notes(aa)	7.375%	11/01/22	7,925	8,202,375
Dynegy, Inc., Gtd. Notes	8.034%	02/02/24	775	763,375
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)(dd)	7.875%	06/15/17	750	525,000
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)(dd)	9.500%	10/15/18	2,625	1,811,250
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)(dd)	9.875%	10/15/20	1,400	966,000
NRG Energy, Inc., Gtd. Notes	6.250%	07/15/22	3,500	3,666,250
NRG Energy, Inc., Gtd. Notes	6.625%	03/15/23	1,650	1,707,750
NRG REMA LLC, Series C, Pass-Through Certificates(aa)	9.681%	07/02/26	1,100	792,000

				25,688,162

Electronics — 0.6%
Jabil, Inc., Sr. Unsec’d. Notes	5.625%	12/15/20	690	747,339
Jabil, Inc., Sr. Unsec’d. Notes(aa)	8.250%	03/15/18	2,700	2,784,375

				3,531,714

Entertainment — 5.4%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.875%	02/15/22	1,000	1,006,250
Carmike Cinemas, Inc, Sec’d. Notes, 144A	6.000%	06/15/23	2,250	2,368,125
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,200,000; purchased 03/08/17)(aa)(f)	6.000%	03/15/22	3,200	3,328,000
Churchill Downs, Inc., Gtd. Notes(aa)	5.375%	12/15/21	4,740	4,886,466
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(aa)	4.375%	11/01/18	3,175	3,222,625
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%	04/15/21	1,000	1,040,000
International Game Technology PLC, Sr. Sec’d. Notes, 144A(aa)	6.250%	02/15/22	3,150	3,472,875
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875%	02/01/24	600	646,500
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A(aa)	5.000%	08/01/18	4,550	4,556,825

National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	1,685	1,689,212
Scientific Games International, Inc., Gtd. Notes(aa)	6.625%	05/15/21	1,975	2,044,125
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	500	556,250
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%	01/01/22	1,225	1,307,688

				30,124,941

Environmental Control — 0.5%
Clean Harbors, Inc., Gtd. Notes(aa)	5.125%	06/01/21	2,600	2,645,500

Food — 2.5%
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A(aa)	6.500%	05/01/22	1,000	1,017,500
JBS Investments GmbH (Brazil), Gtd. Notes, 144A	7.750%	10/28/20	1,500	1,537,500
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	1,050	1,075,830
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(aa)	7.250%	06/01/21	4,600	4,713,160
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	8.250%	02/01/20	275	279,125
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A(aa)	9.000%	11/01/19	3,325	3,424,750
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750%	06/01/21	1,525	1,471,625
SUPERVALU, Inc., Sr. Unsec’d. Notes	7.750%	11/15/22	400	380,000

				13,899,490

Forest Products & Paper — 0.8%
Cascades, Inc. (Canada), Gtd. Notes, 144A	5.500%	07/15/22	1,982	2,051,370
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	7.750%	12/01/22	2,360	2,513,400

				4,564,770

Gas — 0.2%
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes	7.500%	11/01/23	975	938,438

Hand/Machine Tools — 0.1%
Apex Tool Group LLC, Gtd. Notes, 144A	7.000%	02/01/21	850	752,250

Healthcare-Products — 0.8%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(aa)	4.875%	04/15/20	3,085	3,061,863
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.750%	08/01/22	1,540	1,516,900

				4,578,763

Healthcare-Services — 8.8%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125%	07/01/22	500	517,500
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23	1,575	1,641,938
Centene Corp., Sr. Unsec’d. Notes	5.625%	02/15/21	2,375	2,470,000
CHS/Community Health Systems, Inc., Gtd. Notes	6.875%	02/01/22	2,175	1,802,531
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20	1,375	1,293,359
CHS/Community Health Systems, Inc., Gtd. Notes(aa)	8.000%	11/15/19	3,950	3,915,438
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%	03/31/23	1,600	1,612,000
HCA Healthcare, Inc., Sr. Unsec’d. Notes(aa)	6.250%	02/15/21	1,750	1,890,000
HCA, Inc., Sr. Sec’d. Notes(aa)	3.750%	03/15/19	3,075	3,128,813
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	1,625	1,675,781
Kindred Healthcare, Inc., Gtd. Notes(aa)	8.000%	01/15/20	6,775	6,724,187
LifePoint Health, Inc., Gtd. Notes(aa)	5.500%	12/01/21	2,700	2,802,600
Molina Healthcare, Inc., Gtd. Notes(aa)	5.375%	11/15/22	1,975	2,058,938

Select Medical Corp., Gtd. Notes(aa)	6.375%	06/01/21	2,500	2,577,400
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%	04/15/21	2,450	2,517,375
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21	175	177,844
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	1,525	1,572,656
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A(aa)	4.625%	07/15/24	3,375	3,374,325
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	925	965,469
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	06/15/23	4,775	4,737,277
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20	286	290,204
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%	08/01/22	1,325	1,364,750

				49,110,385

Home Builders — 10.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.875%	02/15/21	2,125	2,186,094
AV Homes, Inc., Gtd. Notes	6.625%	05/15/22	625	646,094
Beazer Homes USA, Inc., Gtd. Notes	5.750%	06/15/19	2,550	2,652,000
Beazer Homes USA, Inc., Gtd. Notes(aa)	8.750%	03/15/22	2,800	3,094,000
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A(aa)	6.500%	12/15/20	2,765	2,841,037
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22	750	781,875
CalAtlantic Group, Inc., Gtd. Notes	6.250%	12/15/21	350	385,656
CalAtlantic Group, Inc., Gtd. Notes(aa)	8.375%	05/15/18	4,200	4,373,250
KB Home, Gtd. Notes(aa)	4.750%	05/15/19	3,609	3,699,225
KB Home, Gtd. Notes(aa)	7.250%	06/15/18	2,000	2,067,500
Lennar Corp., Gtd. Notes	4.125%	01/15/22	2,600	2,678,000
Lennar Corp., Gtd. Notes	4.500%	11/15/19	1,000	1,031,250
Lennar Corp., Gtd. Notes(aa)	4.750%	12/15/17	5,075	5,075,000
M/I Homes, Inc., Gtd. Notes(aa)	6.750%	01/15/21	3,175	3,317,875
Mattamy Group Corp. (Canada), Gtd. Notes, 144A	6.500%	11/15/20	1,900	1,938,000
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875%	12/15/23	1,225	1,246,438
Meritage Homes Corp., Gtd. Notes(aa)	4.500%	03/01/18	3,900	3,919,500
New Home Co., Inc. (The), Gtd. Notes, 144A	7.250%	04/01/22	1,525	1,578,375
PulteGroup, Inc., Gtd. Notes	4.250%	03/01/21	1,850	1,921,965
Taylor Morrison Communities, Inc. /Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A(aa)	5.250%	04/15/21	4,300	4,400,190
Toll Brothers Finance Corp., Gtd. Notes(aa)	8.910%	10/15/17	1,600	1,612,000
TRI Pointe Group, Inc., Gtd. Notes	4.875%	07/01/21	2,400	2,508,000
William Lyon Homes, Inc., Gtd. Notes(aa)	5.750%	04/15/19	2,950	2,986,875
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	400	415,000

				57,355,199

Iron/Steel — 2.5%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(aa)	6.125%	06/01/18	7,200	7,396,560
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (Australia), Gtd. Notes, 144A(aa)	6.500%	05/15/21	3,405	3,582,741
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A	6.375%	05/01/22	1,575	1,626,187
Steel Dynamics, Inc., Gtd. Notes	6.375%	08/15/22	1,095	1,133,325

				13,738,813

Leisure Time — 0.8%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.625%	11/15/20	1,725	1,768,125
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.750%	12/15/21	1,125	1,165,781
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	8.500%	10/15/22	1,475	1,543,219

				4,477,125

Lodging — 5.3%
Boyd Gaming Corp., Gtd. Notes	6.875%	05/15/23	300	322,500
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, Sr. Sec’d. Notes(aa)	8.000%	10/01/20	8,075	8,276,875
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	8.500%	12/01/21	2,550	2,664,750
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250%	11/15/22	975	1,070,111
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21	1,125	1,170,000
MGM Resorts International, Gtd. Notes(aa)	8.625%	02/01/19	8,880	9,690,300
Station Casinos LLC, Gtd. Notes(aa)	7.500%	03/01/21	2,253	2,337,488
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.250%	10/15/21	3,875	3,958,312

				29,490,336

Machinery-Diversified — 1.1%
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A(aa)	8.750%	12/15/19	1,425	1,464,187
CNH Industrial Capital LLC, Gtd. Notes(aa)	4.375%	11/06/20	1,900	1,980,750
Zebra Technologies Corp., Sr. Unsec’d. Notes(aa)	7.250%	10/15/22	2,584	2,739,040

				6,183,977

Media — 13.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes(aa)	7.750%	04/15/18	2,250	2,317,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	03/15/21	150	154,125
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes(aa)	5.250%	09/30/22	10,455	10,768,650
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(aa)	5.125%	12/15/21	3,845	3,912,287
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	2,160	2,197,800
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(aa)	6.375%	09/15/20	6,586	6,736,161
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	6.500%	11/15/22	2,965	3,031,712
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	7.625%	03/15/20	465	458,025
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes(aa)	6.500%	11/15/22	1,385	1,426,550
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes	7.625%	03/15/20	985	981,306
Cogeco Communications, Inc. (Canada), Gtd. Notes, 144A(aa)	4.875%	05/01/20	2,500	2,559,375
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	880	900,900
DISH DBS Corp., Gtd. Notes(aa)	4.250%	04/01/18	2,590	2,619,138
DISH DBS Corp., Gtd. Notes(aa)	5.125%	05/01/20	2,875	3,025,938
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500%	04/15/21	1,800	1,842,750
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes(aa)	6.375%	04/01/23	3,279	3,414,259
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	6.125%	02/15/22	1,035	1,078,988
SFR Group SA (France), Sr. Sec’d. Notes, 144A(aa)	6.000%	05/15/22	2,000	2,107,460
Sinclair Television Group, Inc., Gtd. Notes(aa)	5.375%	04/01/21	2,585	2,649,625
Sinclair Television Group, Inc., Gtd. Notes	6.125%	10/01/22	1,225	1,264,813
Sirius XM Radio, Inc., Gtd. Notes, 144A	3.875%	08/01/22	450	457,875
TEGNA, Inc., Gtd. Notes	5.125%	10/15/19	650	659,750
TEGNA, Inc., Gtd. Notes, 144A(aa)	4.875%	09/15/21	3,030	3,101,962
Tribune Media Co., Gtd. Notes(aa)	5.875%	07/15/22	2,925	3,034,687
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	11,666	12,085,976
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	345	369,150

				73,156,762

Mining — 5.5%
Constellium NV (Netherlands), Gtd. Notes, 144A	8.000%	01/15/23	1,940	2,066,100
Constellium NV (Netherlands), Sr. Sec’d. Notes, 144A	7.875%	04/01/21	1,785	1,896,562
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.000%	02/15/21	1,365	1,405,097
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	4.750%	05/15/22	975	1,006,688
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A(aa)	9.750%	03/01/22	5,724	6,482,430
Freeport-McMoRan, Inc., Gtd. Notes(aa)	2.300%	11/14/17	1,675	1,675,000
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18	1,419	1,419,000
Freeport-McMoRan, Inc., Gtd. Notes	3.550%	03/01/22	650	639,438
Freeport-McMoRan, Inc., Gtd. Notes	6.500%	11/15/20	2,000	2,045,000
Freeport-McMoRan, Inc., Gtd. Notes	6.625%	05/01/21	1,110	1,139,138
International Wire Group, Inc., Sec’d. Notes, 144A (original cost $1,444,870; purchased 07/12/16-08/04/16)(f)	10.750%	08/01/21	1,500	1,299,375
Kinross Gold Corp. (Canada), Gtd. Notes	5.125%	09/01/21	840	892,592
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A(aa)	7.500%	11/01/20	5,075	5,297,031
Teck Resources Ltd. (Canada), Gtd. Notes(aa)	4.500%	01/15/21	3,124	3,268,485

				30,531,936

Miscellaneous Manufacturing — 1.1%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(aa)	8.750%	12/01/21	4,675	5,310,473
EnPro Industries, Inc., Gtd. Notes, 144A	5.875%	09/15/22	500	521,250

				5,831,723

Oil & Gas — 4.7%
Andeavor, Gtd. Notes	4.250%	10/01/17	3,675	3,678,243
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21	925	941,188
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A(aa)	10.000%	04/01/22	2,883	2,933,452
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	375	400,313
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21	2,500	2,581,250
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	09/15/23	200	213,000
Extraction Oil & Gas, Inc./Extraction Finance Corp., Gtd. Notes, 144A	7.875%	07/15/21	3,275	3,381,437
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	2,325	1,857,094
Noble Holding International Ltd. (United Kingdom), Gtd. Notes	7.750%	01/15/24	950	733,856
Range Resources Corp., Gtd. Notes, 144A	5.875%	07/01/22	1,000	1,020,000
Rice Energy, Inc., Gtd. Notes	7.250%	05/01/23	1,550	1,656,563
RSP Permian, Inc., Gtd. Notes	6.625%	10/01/22	1,375	1,430,000
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500%	08/01/20	850	874,905
Sunoco LP/Sunoco Finance Corp., Gtd. Notes(aa)	6.250%	04/15/21	2,750	2,860,000
WPX Energy, Inc., Sr. Unsec’d. Notes	6.000%	01/15/22	225	232,031
WPX Energy, Inc., Sr. Unsec’d. Notes	7.500%	08/01/20	1,021	1,102,680

				25,896,012

Oil & Gas Services — 0.3%
SESI LLC, Gtd. Notes	6.375%	05/01/19	1,790	1,792,327

Packaging & Containers — 4.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.250%	09/15/22	2,300	2,357,500

Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A(aa)	7.875%	11/01/19	4,375	4,232,812
Greif, Inc., Sr. Unsec’d. Notes(aa)	7.750%	08/01/19	6,050	6,579,375
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.500%	10/01/21	3,275	3,381,438
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU (New Zealand), Sr. Sec’d. Notes(aa)	5.750%	10/15/20	4,775	4,864,006
Sealed Air Corp., Gtd. Notes, 144A(aa)	6.500%	12/01/20	1,045	1,165,802

				22,580,933

Pharmaceuticals — 2.0%
Allergan, Inc., Gtd. Notes(aa)	1.350%	03/15/18	2,240	2,240,071
Endo Finance LLC, Gtd. Notes, 144A	5.750%	01/15/22	175	156,625
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375%	01/15/23	1,000	837,500
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.250%	01/15/22	1,500	1,443,750
Nature’s Bounty Co. (The), Sr. Unsec’d. Notes, 144A(aa)	7.625%	05/15/21	2,500	2,668,750
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(aa)	7.000%	10/01/20	2,600	2,593,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	150	147,188
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%	03/15/22	775	812,781

				10,900,165

Pipelines — 1.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes(aa)	6.125%	10/15/21	2,875	2,972,031
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375%	08/15/22	1,200	1,233,000
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	5.625%	04/15/20	1,600	1,684,000
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(aa)	6.000%	01/15/19	2,150	2,222,563
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.850%	07/15/18	1,900	1,966,500

				10,078,094

Real Estate — 0.9%
Crescent Communities LLC/Crescent Venture, Inc., Sr. Sec’d. Notes, 144A	8.875%	10/15/21	1,575	1,661,625
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	8.250%	12/01/22	1,693	1,819,975
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A	5.250%	12/01/21	1,425	1,482,000

				4,963,600

Real Estate Investment Trusts (REITs) — 2.7%
DuPont Fabros Technology LP, Gtd. Notes(aa)	5.875%	09/15/21	4,826	4,986,078
Equinix, Inc., Sr. Unsec’d. Notes	4.875%	04/01/20	1,000	1,025,940
FelCor Lodging LP, Gtd. Notes	6.000%	06/01/25	2,150	2,300,500
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	02/15/22	1,500	1,554,375
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	1,150	1,170,125
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/23	500	515,000
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(aa)	5.500%	02/01/21	2,625	2,730,000
SBA Communications Corp., Sr. Unsec’d. Notes	4.875%	07/15/22	500	517,500

				14,799,518

Retail — 5.4%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%	04/01/22	1,675	1,730,275
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%	03/15/20	400	184,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	4,200	2,236,500

Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	1,500	1,357,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	900	814,500
Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250%	06/15/21	1,530	1,384,650
L Brands, Inc., Gtd. Notes	5.625%	10/15/23	250	262,500
L Brands, Inc., Gtd. Notes	6.625%	04/01/21	2,500	2,725,000
L Brands, Inc., Gtd. Notes	7.000%	05/01/20	2,000	2,195,000
L Brands, Inc., Gtd. Notes	8.500%	06/15/19	975	1,070,063
Men’s Wearhouse, Inc. (The), Gtd. Notes	7.000%	07/01/22	1,825	1,619,687
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A	8.000%	10/15/21	2,112	1,082,400
PetSmart, Inc., Gtd. Notes, 144A(aa)	7.125%	03/15/23	3,175	2,587,625
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A (original cost $947,625; purchased 02/28/17-03/01/17)(f)	10.250%	06/30/20	950	942,875
Rite Aid Corp., Gtd. Notes	9.250%	03/15/20	1,200	1,242,000
Rite Aid Corp., Gtd. Notes, 144A(aa)	6.125%	04/01/23	3,650	3,581,562
Ruby Tuesday, Inc., Gtd. Notes	7.625%	05/15/20	2,225	2,213,875
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A	8.000%	06/15/22	725	531,063
Yum! Brands, Inc., Sr. Unsec’d. Notes(aa)	3.875%	11/01/20	2,400	2,484,000

				30,245,075

Semiconductors — 1.9%
Micron Technology, Inc., Sr. Sec’d. Notes(aa)	7.500%	09/15/23	3,515	3,897,256
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(aa)	4.125%	06/15/20	2,900	3,030,500
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21	2,200	2,301,200
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec’d. Notes, 144A	3.875%	09/01/22	1,500	1,552,500

				10,781,456

Software — 3.4%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	1,000	1,032,500
BMC Software, Inc., Sr. Unsec’d. Notes	7.250%	06/01/18	904	919,820
First Data Corp., Gtd. Notes, 144A(aa)	7.000%	12/01/23	7,425	8,000,437
Infor US, Inc., Sr. Sec’d. Notes, 144A(aa)	5.750%	08/15/20	5,340	5,480,175
Nuance Communications, Inc., Gtd. Notes, 144A(aa)	5.375%	08/15/20	3,380	3,430,700

				18,863,632

Telecommunications — 9.4%
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	2,000	2,205,000
Anixter, Inc., Gtd. Notes(aa)	5.625%	05/01/19	1,500	1,573,125
CenturyLink, Inc., Series S, Sr. Unsec’d. Notes(aa)	6.450%	06/15/21	3,050	3,191,063
CommScope, Inc., Gtd. Notes, 144A(aa)	5.000%	06/15/21	5,940	6,095,925
Frontier Communications Corp., Sr. Unsec’d. Notes	6.250%	09/15/21	475	404,938
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125%	10/01/18	1,775	1,817,156
Frontier Communications Corp., Sr. Unsec’d. Notes	8.500%	04/15/20	235	232,356
Frontier Communications Corp., Sr. Unsec’d. Notes	9.250%	07/01/21	750	688,125
Level 3 Financing, Inc., Gtd. Notes(aa)	6.125%	01/15/21	5,350	5,477,704
Qwest Capital Funding, Inc., Gtd. Notes	6.500%	11/15/18	1,000	1,048,750
Sprint Communications, Inc., Gtd. Notes, 144A(aa)	7.000%	03/01/20	5,035	5,513,325
Sprint Communications, Inc., Gtd. Notes, 144A(aa)	9.000%	11/15/18	5,245	5,664,600
Sprint Corp., Gtd. Notes(aa)	7.875%	09/15/23	3,895	4,450,544
T-Mobile USA, Inc., Gtd. Notes	6.000%	03/01/23	875	922,031
T-Mobile USA, Inc., Gtd. Notes	6.125%	01/15/22	1,000	1,042,500
T-Mobile USA, Inc., Gtd. Notes	6.625%	04/01/23	1,730	1,822,988

Telecom Italia Capital SA (Italy), Gtd. Notes	6.999%	06/04/18	2,060	2,132,100
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%	04/23/21	3,500	3,639,020
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	6.500%	04/30/20	4,300	4,466,625

				52,387,875

Textiles — 0.7%
Springs Industries, Inc., Sr. Sec’d. Notes(aa)	6.250%	06/01/21	3,550	3,656,500

Transportation — 0.2%
XPO Logistics, Inc., Gtd. Notes, 144A	6.500%	06/15/22	925	973,193

Trucking & Leasing — 0.3%
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	4.500%	08/01/22	1,800	1,836,000

TOTAL CORPORATE BONDS (cost $669,116,099)				671,336,106

			Shares
COMMON STOCK — 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)* (cost $43,940)			1,033	28,759

TOTAL LONG-TERM INVESTMENTS (cost $708,864,042)				711,295,310

SHORT-TERM INVESTMENT — 3.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Ultra Short Bond Fund (cost $16,895,119)(w)			16,895,119	16,895,119

TOTAL INVESTMENTS — 131.0% (cost $725,759,161)(x)				728,190,429
Liabilities in excess of other assets(z) — (31.0)%				(172,170,014)

NET ASSETS — 100.0%				$556,020,415

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
EUR	Euro
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,197,340 and 0.6% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $385,233,050 segregated as collateral for amount of $180,000,000 borrowed and outstanding as of August 31, 2017. Of such securities, securities in the amount of $15,970,725 have been loaned for which, the amount borrowed serves as collateral.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2017.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(dd)	On June 14, 2017, GenOn Energy, Inc. and its subsidiaries filed for bankruptcy under Chapter 11. In connection with the Chapter 11 plan of reorganization (the “GenOn Reorganization Plan”), GenOn Energy, Inc. and its subsidiaries will issue a 144A high yield bond offering for the exit financing of the bankruptcy. As part of the GenOn Reorganization Plan and restructuring of the existing bond, PGIM, Inc. has agreed to participate in the backstop commitment of $5,230,000 for the new bond offering. Under the commitment agreement, the Fund will be obligated to purchase all of the unsubscribed shares of the bond offering. The Fund has received a backstop fee of $261,500 in conjunction with this commitment. The offering is expected to close by December 31, 2017.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $5,592,495. The aggregate value of $5,570,250 is approximately 1.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(x)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$733,256,866

Gross Unrealized Appreciation	9,537,997
Gross Unrealized Depreciation	(14,604,434)

Net Unrealized Depreciation	$(5,066,437)

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at August 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Euro,
Expiring 09/05/17	Goldman Sachs & Co.	EUR 217	$259,365	$258,677	$(688)
Expiring 09/05/17	JPMorgan Chase	EUR 4,000	4,708,700	4,763,088	54,388
Expiring 09/05/17	UBS AG	EUR 217	259,327	258,677	(650)

			$5,227,392	$5,280,442	$53,050

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Euro,
Expiring 09/05/17	Goldman Sachs & Co.	EUR 3,961	$4,617,718	$4,717,077	$(99,359)
Expiring 09/05/17	UBS AG	EUR 473	558,773	563,365	(4,592)
Expiring 10/03/17	Goldman Sachs & Co.	EUR 217	259,783	259,072	711
Expiring 10/03/17	UBS AG	EUR 217	259,738	259,071	667

			$5,696,012	$5,798,585	(102,573)

					$(49,523)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$36,733,105	$3,197,340
Corporate Bonds	—	671,336,106	—
Common Stock	28,759	—	—
Affiliated Mutual Fund	16,895,119	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(49,523)	—

Total	$16,923,878	$708,019,688	$3,197,340

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Fund may invest without limit in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    October 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date    October 18, 2017

*	Print the name and title of each signing officer under his or her signature.